Lease Obligations and Commitments (Details) - CAD ($)		1 Months Ended
	Sep. 06, 2017	May 31, 2018
Lease Obligations And Commitments [Abstract]
Monthly fee		$ 7,000
Description of line items in statement of financial position which include lease liabilities	Under the terms of the agreement the Company will pay $17,324 per month commencing on October 1, 2017 until June 30, 2023.